OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2021
Deferred Costs, Noncurrent [Abstract]
OTHER LONG-TERM LIABILITIES	OTHER LONG-TERM LIABILITIES

at December 31	2021	2020
(millions of Canadian $)

Operating lease obligations (Note 9)	380	427
Long-term contract liabilities (Note 5)	184	203
Employee post-retirement benefits (Note 25)	174	503
Asset retirement obligations	61	54
Fair value of derivative contracts (Note 26)	47	59
Other	213	229
	1,059	1,475